Note 12 - Income Taxes (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended								12 Months Ended											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Operating Loss Carryforwards Expiration Date One [Member]	Dec. 31, 2013 Operating Loss Carryforwards Expiration Date Two [Member]	Dec. 31, 2013 Operating Loss Carryforwards Expiration Date Three [Member]	Dec. 31, 2013 Operating Loss Carryforwards Expiration Date Four [Member]	Dec. 31, 2013 Operating Loss Carryforwards Expiration Date Five [Member]	Dec. 31, 2012 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2011 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2010 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2009 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2008 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2007 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2013 Domestic Tax Authority [Member] Litian Zuoyue Software Beijing Co. Limited [Member]	Dec. 31, 2012 Domestic Tax Authority [Member] Litian Zuoyue Software Beijing Co. Limited [Member]	Dec. 31, 2013 Domestic Tax Authority [Member]	Dec. 31, 2008 Domestic Tax Authority [Member]	Dec. 31, 2012 Domestic Tax Authority [Member]	Dec. 31, 2013 HONG KONG	Dec. 31, 2012 HONG KONG	Dec. 31, 2011 HONG KONG
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%														25.00%	25.00%		16.50%	16.50%	16.50%
Income Taxes Preferential Tax Rate									25.00%	24.00%	22.00%	20.00%	18.00%	15.00%	12.50%	12.50%
Income Tax Holiday Tax Exemption Period																	2 years
Income Tax Reduction Percentage Following Exemption Period																	50.00%
Income Tax, Statute of Limitations Period for Under Payment of Income Taxes Due to Computational Errors																	3 years
Income Tax, Statute of Limitations Period Under Special Circumstances																	5 years
Minimum Amount of Underpayment of Taxes for Statute of Limitation to be Extended (in Yuan Renminbi)																	100
Income Tax, Statute of Limitations Period for Transfer Pricing Related Adjustment																	10 years
Operating Loss Carryforwards (in Yuan Renminbi)				3,024	8,468	50,202	41,731	60,683									164,108		111,536
Operating Loss Carryforwards Expiration Period	5 years
Income Tax Holiday, Aggregate Dollar Amount (in Yuan Renminbi)	19,364	26,784	70,065
Income Tax Holiday, Income Tax Benefits Per Share (in Yuan Renminbi per share)	0.02
Withholding Tax Rate on Dividend Distributed by Foreign Investment Entities	10.00%
Lower Withholding Tax Rate on Dividend Distributed by Foreign Investment Entities Minimum Percentage of Equity Interest	25.00%
Lower Withholding Tax Rate on Dividend Distributed by Foreign Investment Entities	5.00%
Undistributed Earnings of Domestic Subsidiaries (in Yuan Renminbi)	1,882,224	1,754,077
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries (in Yuan Renminbi)	188,222	175,408
Deferred Tax Liability Recognition for Interest in Subsidiaries Percentage	50.00%